Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans

Note 11. Employee Benefit Plans

The partnership has a long-term incentive plan (the “Plan”) for employees, officers, consultants and directors of our general partner and its affiliates, including Mid-Con Energy Operating, who perform services for us. The Plan allows for the award of unit options, unit appreciation rights, restricted units, phantom units, distribution equivalent rights granted with phantom units, or other type of award. The maximum number of our common units that are currently authorized to be awarded under the Plan is 1,764,000 million units. As of December 31, 2011 all of the units are available for issuance.